Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,510,600
Total Fee Amount	3,246.81
Total Offset Amount	0
Net Fee	$ 3,246.81
Offset Table N/A	N/A